Share Capital and Reserves (Details) - Schedule of Changes in the Issued and Outstanding Capital	6 Months Ended
Jun. 30, 2024 shares
Schedule of Changes in the Issued and Outstanding Capital [Abstract]
Balance beginning	69,579,231
Issuance of Advance Shares resulted from partial exercise of Commitment Amount (see Note 3 above)	17,375,000
Issuance of shares as part of shelf prospectus through public offering transaction	12,555,555
Exercise of restricted share units into ordinary shares	180,000
Issuance of ordinary shares for service provider	50,000
Balance ending	99,739,786